Retirement Benefit and Other Post-retirement Obligations - Summary of Effect of Members Living One Year More or One Year Less on the Defined Benefit Obligation (Detail) - Actuarial Assumption of Longevity [member]
£ in Millions
Dec. 31, 2023 GBP (£)
UK Group plan [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligation, 1 year increase	£ 58
Increase/(decrease) in defined benefit obligation, 1 year decrease	(58)
US defined benefit pension plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligation, 1 year increase	2
Increase/(decrease) in defined benefit obligation, 1 year decrease	£ (2)